Share Purchase Warrants (Details 3) - USD ($)	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Warrants Outstanding, Beginning Balance	3,571,429	3,571,429
Warrants Outstanding, Ending Balance	3,571,429	3,571,429	3,571,429
Weighted Average Exercise Price, Beginning Balance	$ 0.11	$ 0.11
Weighted Average Exercise Price, Ending Balance	$ 0.11	$ 0.11	$ 0.11
Weighted average remaining contractual life Beginning Balance	3 years 1 month 13 days	4 years 1 month 13 days
Weighted average remaining contractual life, granted			5 years
Weighted average remaining contractual life, Ending Balance	2 years 1 month 13 days	3 years 1 month 13 days	4 years 1 month 13 days
Liability amount, Beginning Balance	$ 304,438	$ 225,093
Liability amount, Change in fair value	(189,425)	79,345	$ 176,247
Liability amount, Ending Balance	$ 115,013	$ 304,438	$ 225,093
Warrants of MedMelior [Member]
Statement [Line Items]
Warrants Outstanding, Beginning Balance	221,333	318,000	96,667
Warrants Outstanding, Granted (Note 12)			221,333
Number of Warrants Expire	(221,333)	(96,667)
Warrants Outstanding, Ending Balance		221,333	318,000
Weighted Average Exercise Price, Beginning Balance	$ 1.25	$ 1.25	$ 1.25
Weighted Average Exercise Price, Granted (Note 12)			1.25
Weighted Average Exercise Price Expire	(1.25)	(1.25)
Weighted Average Exercise Price, Ending Balance	$ 0	$ 1.25	$ 1.25
Weighted average remaining contractual life Beginning Balance	3 months 22 days	1 year 7 days	1 year 4 months 9 days
Weighted average remaining contractual life, granted			2 years
Weighted average remaining contractual life, Ending Balance		3 months 21 days	1 year 7 days
Liability amount, Beginning Balance	$ 8,498	$ 54,407	$ 20,700
Liability amount, granted (note 12)			72,190
Liability amount, Change in fair value	(8,498)	(45,909)	(38,483)
Liability amount, Ending Balance	$ 0	$ 8,498	$ 54,407